Cover Page	3 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1 of biote Corp. (File No. 333-265714) (the “Registration Statement”) is being filed solely for the purposes of filing the eXtensible Business Reporting Language (XBRL) exhibits as indicated in Part II, Item 16 of this Amendment. Accordingly, Part I, consisting of the preliminary prospectus, and the balance of Part II of the Registration Statement are unchanged.
Entity Registrant Name	biote Corp.
Entity Central Index Key	0001819253
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false